Investment Strategy - Princeton Adaptive Premium Fund	Aug. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund intends to utilize two principal investment strategies: 1) a premium collection strategy involving sale or purchase of put options on the S&P 500 Index and 2) investing in fixed income securities. Under normal market conditions, the adviser intends to allocate between 30% to 100% of the Fund’s net assets to the premium collection strategy at any given time.

In pursuing its premium collection strategy, the Fund purchases and sells put options on the S&P 500 Index. A put option is a contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying security at a pre-determined price within a specified time frame. The Fund receives premiums for the put options it sells and pays premiums for the put options it purchases. The Fund will realize a gain from its premium collection strategy to the extent that the amount of premium received by the Fund for selling a particular put option is greater than the amount of premium paid by the Fund for purchasing an offsetting put option. The adviser utilizes quantitative models that allow it to determine what it believes is the probability of certain put options expiring worthless; the sale of a put option is typically done at a price that the adviser believes have a 99.5% or greater probability of the puts sold expiring worthless. These models utilize a formula to calculate probabilities by utilizing market data such as real and/or implied volatility as measured by the CBOE Volatility Index (“VIX”), time to expiration for the option contracts, and the current value of the S&P 500 Index to determine the probability an option will expire worthless. The trades for the Fund are put spreads because an offsetting position is taken for each option contract. Accordingly, the potential risk of the Fund’s put option positions is well defined. It is desirable that the underlying index remains in a relatively narrow trading range from the time the Fund opens the position until the options expire.

The adviser will seek to further mitigate risk and maximize Fund profits by continuing its proprietary quantitative analysis and monitoring the trade during the term of the contracts; and may close a trade early if it determines 1) the probability of the put or call option expiring worthless declines below a defined probability level (typically 85% or higher), 2) it determines it can close the trade for minimum cost, or 3) it can close the trade early and achieve the target profit objective for such trade.

The Fund also allocates a portion of its assets to a fixed income strategy. In pursuing its fixed income strategy, the Fund may invest in fixed income securities of any maturity. Such fixed income investments will be rated investment grade by Moody’s (Baa3 or better) or another rating agency at the time the investment is made. The adviser expects to primarily execute the Fund’s fixed income strategy by investing in U.S. Treasury bonds. The Fund may also invest in exchange traded funds (“ETFs”), money market funds or open-end mutual funds that primarily invest in investment grade fixed income securities.

The Fund is required to pledge collateral for the option trades and it will hold cash, treasury bills, money market instruments or other fixed-income securities as collateral for all such options trades. The Fund’s custodian will segregate such collateral for the benefit of the counterparty. Therefore, the Fund must typically maintain a large percentage of cash and cash equivalents within the Fund. The amount collected by the Fund when opening a trade represents the maximum profit (or premium) for the position.

The adviser considers a variety of factors in determining whether to sell a fixed income investment: changes in market condition, changes in credit quality, changes in prospects for alternative investment possibilities or return opportunities for other fixed income instruments, current return expectation of such security, any changes in interest rates, liquidity of the security, and cash needs of the Fund. If a fixed income investment is downgraded after purchase the adviser may, but is not obligated to, dispose of such investment.

The Fund is “diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund may also invest a substantial portion of its assets in U.S. Treasury bonds, high-quality short-term debt securities and money market instruments, to maintain liquidity for shareholder redemptions, or to respond to adverse conditions.

Distribution Policy: The Fund pays quarterly distributions on Fund shares at a target rate that represents an annualized payout of approximately 2.0% on the Fund’s per-share net asset value on the date of a distribution’s declaration. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. The Fund will provide disclosures, with each quarterly distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes.